INCOME TAX EXPENSE (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (2,383)	¥ (16,432)	¥ (52,836)	¥ 24,179
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	929	6,406	(4,669)	(1,214)
VIRGIN ISLANDS, BRITISH
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(3,303)	(22,776)	(48,106)	25,442
HONG KONG
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (9)	¥ (62)	¥ (61)	¥ (49)